Taxation	12 Months Ended
Feb. 28, 2025
Taxation [Abstract]
TAXATION

23. TAXATION

		As of February 28/29
Figures in Rand thousands	Notes	2025	2024	2023

Major components of the tax expense:
Current tax
Current year		297,670	297,546	250,606
Prior year		(1,998)	(120)	(4,671)
		295,672	297,426	245,935

Deferred tax
Current year		(4,340)	(12,964)	15,972
Prior year		(8,564)	6,464	1,257
	9	(12,904)	(6,500)	17,229

Withholding tax		27,043	20,628	22,134

Total tax expense		309,811	311,554	285,298

Reconciliation between accounting profit and tax expense:
Profit before taxation		1,246,921	1,065,710	894,104
Tax at the applicable tax rate of 17% [1] (2024: 17%, 2023: 17%)		211,976	181,171	151,998
Effect of different tax rates in foreign jurisdictions		97,965	90,081	91,841

Taxation effect of adjustments on taxable income:
Utilization of previously unrecognized tax losses		(7,918)	(10,811)	(2,239)
Tax incentive		(3,130)	(6,549)	(5,975)
Income not subject to tax		(5,924)	(1,414)	(4,184)
Non-deductible expenses for tax purposes:
Impairment of goodwill		7,413	-	-
Other non-deductible expenses		3,997	15,898	20,789
Recognition of previously unrecognized tax losses		(11,956)	-	(1,794)
Current year losses for which no deferred tax asset is recognized		3,663	19,223	14,085
Withholding tax		27,043	20,628	22,134
Prior year tax (over)/under provision		(10,562)	6,344	(3,414)
Tax effect of deferred tax on decrease in tax rate		79	-	(594)
Others		(2,835)	(3,017)	2,651
Total tax expense		309,811	311,554	285,298

[1]	This is the corporate tax rate in Singapore.